Note 7 - Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 7 – Related Party Transactions

The Company obtains trucking and crane services on an arm’s length basis from certain vendors affiliated with two of its executive officers. For the years ended December 31, 2014, 2013 and 2012, purchases from these vendors totaled $7.4 million, $3.7 million and $2.6 million, respectively. Amounts payable to these vendors at December 31, 2014 and 2013 were $0.9 million and $0.1 million, respectively.

The Company purchases certain of its equipment on an arm’s length basis from vendors affiliated with a member of its Board of Directors. December 31, 2014, 2013 and 2012, purchases from these vendors were $5.7 million, $3.8 million and $14.7 million, respectively. Amounts payable to these vendors at December 31, 2014 and 2013 were $1.5 million and $0.9 million, respectively.

The Company obtains office space, equipment rentals, tool repair services and other supplies from vendors affiliated with several employees. For the years ended December 31, 2014, 2013 and 2012, purchases from these vendors were $1.0 million, $1.7 million and $1.3 million, respectively.

The Company has an unconsolidated equity method investment with a vendor that provides the Company with raw material for its specialty chemical business. For the years ended December 31, 2014 and 2013, purchases from this vendor were $21.8 million and $7.6 million, respectively.

The Company obtains machined parts from a vendor which is affiliated with several of its employees. For the years ended December 31, 2014 and 2013, purchases from this vendor totaled $0.4 million and $0.4 million, respectively.